INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the net deferred income tax liability
Balance at beginning of year	$ (790.6)	$ (809.5)
Recognized in income as continuing operations	55.2	0.6
Recognized in other comprehensive income	(26.6)	21.1
Business acquisition	(0.7)	(2.8)
Balance at end of year	$ (762.7)	$ (790.6)